Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other assets
Other assets consist of the following:

As at December 31,	2021	2020
Accounts receivable	$1,632	$1,191
Investment income due and accrued	1,104	1,127
Property and equipment	612	664
Right-of-use assets	695	730
Deferred acquisition costs(1)	172	150
Prepaid expenses	406	325
Premium receivable	637	621
Accrued post-retirement benefit assets (Note 25)	83	197
Other	93	147
Total other assets	$5,434	$5,152